Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Property Plant And Equipment [Abstract]
Depreciation expense	$ 0.6	$ 0.5